Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Advances to suppliers	2,667	3,934
Trade notes and accounts receivable	16,357	12,125
Unbilled revenues	6,786	573
Other receivables	2,448	1,372
	28,258	18,004
Less: Allowance for expected credit loss	(5,101)	(3,877)
Trade and other receivables	23,157	14,127

Schedule of movement of allowance for expected credit losses of trade notes and accounts receivables and other receivables
The movement of allowance for expected credit losses (“ECL”) of trade and other receivables is as follows:

In thousands of USD	ECL of trade and other receivables
Balance as of December 31, 2023	5,101
Provision for expected credit losses	(76)
Write-off	(726)
Effect of translation	(422)
Balance as of June 30, 2024	3,877